U.S. SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON, D.C. 20549

                     FORM 24F-2

            ANNUAL NOTICE OF SECURITIES
            SOLD PURSUANT TO RULE 24f-2


1.  NAME AND ADDRESS OF ISSUER:

     Northbrook Variable Annuity Account
     3100 Sanders Road
     Northbrook, IL 60062

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH  THIS NOTICE
IS FILED:

    Not Applicable.

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-3688
    SECURITIES ACT FILE NUMBER: 2-82511

4.  LAST DAY OF THE FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

    December 31, 1995

5.  CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS
AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF
REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT
BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:
                                              N/A

6.  DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24f-2(a)(1), IF
APPLICABLE:

     Not Applicable.


7.  NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES
WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER
THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH
REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

     None.

8.  NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL
YEAR OTHER THAN PURSUANT TO RULE 24f-2:

    None.


9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE
FISCAL YEAR:

    Number of Securities: 3,240,826
    Dollar Amount: 2,798,971

10.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING
THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE
24f-2:

     Number of Securities: 3,240,826
     Dollar Amount: 2,798,971

11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING
THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS,
IF APPLICABLE:

    None.

12.  CALCULATION OF REGISTRATION FEE:

(i) AGGREGATE SALE PRICE OF SECURITIES
SOLD DURING THE FISCAL YEAR IN RELIANCE
ON RULE 24f-2:                            $2,798,971


(ii) AGGREGATE PRICE OF SHARES ISSUED
 IN CONNECTION WITH DIVIDEND
 REINVESTMENT PLANS:                       +        0

(iii) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED DURING
 THE FISCAL YEAR:                         -102,283,928

(iv) AGGREGATE PRICE OF SHARES
 REDEEMED OR REPURCHASED AND
 PREVIOUSLY APPLIED AS A REDUCTION
 TO FILING FEES PURSUANT TO RULE 24e-2:    +       0

(v) NET AGGREGATE PRICE OF SECURITIES
 SOLD AND ISSUED DURING THE FISCAL YEAR
 IN RELIANCE ON RULE 24f-2:              =(-99,484,957)

(vi) MULTIPLIER PRESCRIBED BY SECTION 6(b)
 OF THE SECURITIES ACT OF 1933 OR OTHER
 APPLICABLE LAW OR REGULATION:              x 1/2900
(vii) FEE DUE [LINE (i) OR LINE (v)
  MULTIPLIED BY LINE (vi)]                  = 0


13.  CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S
LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3a OF THE COMMISSION'S
RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 203.3a).                     N/A

DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE
COMMISSION'S LOCKBOX DEPOSITORY:



                  SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON
BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES
INDICATED.

BY:    /s/MICHAEL J. VELOTTA

NAME:   MICHAEL J. VELOTTA

TITLE:  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
DATE:   FEBRUARY 26, 1996














                  NORTHBROOK LIFE INSURANCE COMPANY
                  LAW AND REGULATION DEPARTMENT
                     3100 Sanders Road, J5B
                    Northbrook, Illinois 60062


                              February 26, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  Rule 24f-2 Notice for Northbrook Variable Annuity Account
     Northbrook Life Insurance Company
     Registration No.: 2-82511


Dear Sir/Madam:

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued, fully paid and are nonassessable.



                              Northbrook Life Insurance Company


                              By: /s/ MICHAEL J. VELOTTA
                                    Michael J. Velotta
                                     Vice President, Secretary
                                     and General Counsel